Intangible assets - Schedule of Breakdown For Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 455,908	€ 425,220
Business combinations	5,859	4,561	€ 3,488
Ending balance	572,274	455,908	425,220
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	239,709	227,230
Ending balance	256,270	239,709	227,230
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168,694	158,864
Ending balance	162,832	168,694	158,864
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,350	5,871
Ending balance	102,573	5,350	5,871
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,009	29,074
Ending balance	50,493	41,009	29,074
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,146	4,181
Ending balance	106	1,146	4,181
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	599,092	561,939
Additions	24,008	25,258
Disposals	(966)	(11,014)
Exchange differences	(14,926)	22,909
Business combinations	127,086
Other movements and reclassifications	(1,125)	0
Ending balance	733,169	599,092	561,939
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	239,709	227,230
Additions	0	0
Disposals	0	0
Exchange differences	(7,405)	12,479
Business combinations	23,966
Other movements and reclassifications	0	0
Ending balance	256,270	239,709	227,230
Gross carrying amount | Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168,694	158,864
Additions	0	0
Disposals	0	0
Exchange differences	(5,862)	9,830
Business combinations	0
Other movements and reclassifications	0	0
Ending balance	162,832	168,694	158,864
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,339	45,003
Additions	1,777	1,620
Disposals	(369)	(3,164)
Exchange differences	(765)	82
Business combinations	99,295
Business combinations	99,295
Other movements and reclassifications	1,644	(1,202)
Ending balance	143,921	42,339	45,003
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	147,204	126,661
Additions	21,598	23,474
Disposals	(431)	(4,651)
Exchange differences	(851)	518
Business combinations	3,520
Other movements and reclassifications	(1,000)	1,202
Ending balance	170,040	147,204	126,661
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,146	4,181
Additions	633	164
Disposals	(166)	(3,199)
Exchange differences	(43)	0
Business combinations	305
Other movements and reclassifications	(1,769)	0
Ending balance	106	1,146	4,181
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	143,184	136,719
Disposals	(782)	(6,883)
Exchange differences	695	(939)
Amortization	(19,153)	(12,383)
Impairment	(35)	(26)
Other movements and reclassifications	0
Ending balance	160,895	143,184	136,719
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,989	39,132
Disposals	(369)	(2,761)
Exchange differences	164	838
Amortization	(3,963)	(1,457)
Impairment	0	1
Other movements and reclassifications	(929)
Ending balance	41,348	36,989	39,132
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106,195	97,587
Disposals	(413)	(4,122)
Exchange differences	531	(1,777)
Amortization	(15,190)	(10,926)
Impairment	(35)	(27)
Other movements and reclassifications	929
Ending balance	119,547	106,195	97,587
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Disposals	0	0
Exchange differences	0	0
Amortization	0	0
Impairment	0	0
Other movements and reclassifications	0
Ending balance	€ 0	€ 0	€ 0